Consolidated Balance Sheets - USD ($)		Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents		$ 5,655,200	$ 4,921,545	$ 5,525,094
Contracts and grants receivable		1,697,632	1,985,212	794,767
Prepaid expenses		225,614	244,267	172,928
Total current assets		7,578,446	7,151,024	6,492,789
Office furniture and equipment, net		33,050	47,366	51,510
Intangible assets, net		142,308	188,732	409,949
Total assets		7,753,804	7,387,122	6,954,248
Current liabilities:
Accounts payable		3,120,384	2,869,392	3,003,545
Accrued expenses		1,075,835	1,510,544
Notes payable			292,719
Warrant liability		1,324,909	2,434,101	3,789,562
Accrued compensation		62,245	298,675	315,030
Total current liabilities		5,583,373	7,405,431	7,108,137
Commitments and contingencies
Shareholders' equity (deficiency):
Preferred stock, 350,000 shares authorized; none issued or outstanding
Common stock, $.001 par value; 10,000,000 shares and 5,000,000 shares authorized at September 30, 2016 and December 31, 2015, respectively; 3,754,224 shares and 3,126,952 shares issued and outstanding at September 30, 2016 and December 31, 2015, respectively(1)	[1]	3,755	3,127	2,394
Additional paid-in capital(1)	[1]	151,959,679	146,856,143	138,890,066
Accumulated deficit		(149,793,003)	(146,877,579)	(139,046,349)
Total shareholders' equity (deficiency)		2,170,431	(18,309)	(153,889)
Total liabilities and shareholders' equity (deficiency)		$ 7,753,804	$ 7,387,122	$ 6,954,248

[1]	Adjusted to reflect the reverse stock split of one-for-ten effective October 7, 2016.